Servicing (Mortgage Servicing Rights Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Mortgage Servicing Rights Activity [Abstract]
Balance	$ 1,398,396	$ 930,760	$ 727,240
Capitalized servicing rights - new loan sales	134,324	312,751	444,646
Servicing Asset at Fair Value, Disposals	(167,739)	(160,873)	(257,057)
Change in fair value	(147,050)	315,758	15,931
Balance	$ 1,217,931	$ 1,398,396	$ 930,760